UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March  31, 2008

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Greenhaven Associates, Inc.
                  Three Manhattanville Road
                  Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Executive Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim           Purchase, NY           April 28, 2008
---------------------------      -----------------       -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          ------------------------------------------
[Repeat as necessary.]


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
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       COL 1                        COL 2      COL 3       COL 4        COL 5             COL 6                     COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                VALUE      PRINCIPAL                  SHARED
     SECURITY                       CLASS      CUSIP       ($000)       AMOUNT       SOLE        OTHER         SOLE        NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                         COMMON   88579Y101   $  384,544   4,858,420     581,500    4,276,920      581,500    4,276,920
Advance Auto Parts (AAP)            COMMON   00751Y106   $  121,619   3,571,775     394,000    3,177,775      394,000    3,177,775
American Int'l Group (AIG)          COMMON   026874107   $  316,602   7,320,270   1,272,500    6,047,770    1,272,500    6,047,770
Apogee Enterprises (APOG)           COMMON   037598109   $      154      10,000      10,000           --       10,000           --
Burlington Northern Santa Fe (BNI)  COMMON   12189T104   $  162,755   1,764,860      60,000    1,704,860       60,000    1,704,860
Citigroup Inc. (C)                  COMMON   172967101   $   89,639   4,184,825     585,000    3,599,825      585,000    3,599,825
FedEx Corp (FDX)                    COMMON   31428X106   $  287,536   3,102,790     450,000    2,652,790      450,000    2,652,790
General Electric Co (GE)            COMMON   369604103   $  511,049  13,808,400   2,500,000   11,308,400    2,500,000   11,308,400
Hartford Financial (HIG)            COMMON   416515104   $  421,982   5,569,250   1,105,000    4,464,250    1,105,000    4,464,250
Honda Motors (HMC)                  COMMON   438128308   $  171,144   5,940,450     242,500    5,697,950      242,500    5,697,950
Norfolk Southern Corp (NSC)         COMMON   655844108   $   10,864     200,000          --      200,000           --      200,000
Plains All Amer Pipeline LP (PAA)   COMMON   726503105   $   11,885     250,000      75,000      175,000       75,000      175,000
RHJ Int'l (RHJIF)                   COMMON   749561205   $   18,765   1,646,025   1,184,400      461,625    1,184,400      461,625
Smurfit Stone (SSCC)                COMMON   832727101   $   32,675   4,243,500   2,195,000    2,048,500    2,195,000    2,048,500
Toyota Motor Corp [TM]              COMMON   892331307   $  335,066   3,321,100     482,000    2,839,100      482,000    2,839,100
Union Pacific Corp (UNP)            COMMON   907818108   $  184,019   1,467,690       4,300    1,463,390        4,300    1,463,390
UNUM Group (UNM)                    COMMON   91529Y106   $  110,515   5,021,115     538,600    4,482,515      538,600    4,482,515
Xerox Corp (XRX)                    COMMON   984121103   $   21,003   1,403,000          --    1,403,000           --    1,403,000
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                                                         $3,191,815